Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 19 — Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date of this report when the financial statements were issued, there were no events that require adjustment to or disclosure in the consolidated financial statements.